Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 197,596	$ 195,519
Work in process	78,526	76,084
Finished goods	807,525	640,355
Health care supplies	195,780	185,146
Inventories	$ 1,279,427	$ 1,097,104